Note 25 - Segment Information - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net Interest Income		$ 47,845	$ 40,797
Allowance for loan losses, provision		1,104	201
Total noninterest income		14,762	9,621
Noninterest Expenses		48,894	35,300
Provision for income taxes		2,398	3,000
Net income/(loss)	$ 10,211	10,211	11,917
Total Assets		1,515,313	1,251,878
Total assets		1,515,313	1,251,878
Bank [Member]
Net Interest Income		49,162	41,194
Allowance for loan losses, provision		1,104	165
Total noninterest income		11,224	9,614
Noninterest Expenses		42,786	33,770
Provision for income taxes		3,279	3,411
Net income/(loss)		13,217	13,462
Total Assets		1,499,347	1,249,173
Total assets		1,499,347	1,249,173
Mortgage Loan Banking [Member]
Net Interest Income		164
Allowance for loan losses, provision
Total noninterest income		3,139
Noninterest Expenses		3,257
Provision for income taxes		10
Net income/(loss)		36
Total Assets		11,624
Total assets		11,624
Small Business Specialty Lending Division [Member]
Net Interest Income
Allowance for loan losses, provision
Total noninterest income
Noninterest Expenses		1,213
Provision for income taxes		(254)
Net income/(loss)		(959)
Total Assets		405
Total assets		405
Corporate Segment [Member]
Net Interest Income		(1,481)	(927)
Allowance for loan losses, provision
Total noninterest income		399
Noninterest Expenses		1,638	1,084
Provision for income taxes		(637)	(422)
Net income/(loss)		(2,083)	(1,589)
Total Assets		3,937	2,705
Total assets		$ 3,937	$ 2,705